Reconciliation of Combined Statutory Income Tax Rates to Effective Income Tax Rates (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Line Items]
Combined statutory income tax rate in Japan	40.30%	40.30%	40.30%
Non-deductible expenses	0.70%	0.50%	0.70%
Non-taxable dividends received	(0.10%)	(0.10%)	(0.10%)
Change in valuation allowance	(2.20%)	(0.90%)	5.00%
Tax sparing impact	(1.00%)	(0.90%)	(0.70%)
Effect of the foreign tax rate differential	(9.50%)	(11.50%)	(14.20%)
Other, net	2.00%	1.80%	1.70%
Effective income tax rate	30.20%	29.20%	32.70%